27. Share-based payments (Details 4)	12 Months Ended
	Dec. 31, 2019 shares Year R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the board meeting	Dec. 31, 2019
Total options granted	18,820,752
Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the board meeting	Dec. 31, 2019
Total options granted	3,508,043
Number of options outstanding	975,000
Exercise Prices R$ 4.25 [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2013
Date of the board meeting	Aug. 08, 2013
Total options granted	1,058,043
Number of options outstanding
Exercise price of the option (in reais) | R$ / shares	R$ 21.7
The fair value of the option at grant date (in reais) | R$ / shares	R$ 4.25	[1]
Estimate volatility of share price	36.35%
Expected dividend yield	6.96%
Risk-free return rate	7.40%
Average remaining maturity | Year	3.5
Exercise Prices R$ 4.90 [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2014
Date of the board meeting	Feb. 04, 2014
Total options granted	1,150,000
Number of options outstanding
Exercise price of the option (in reais) | R$ / shares	R$ 5.58
The fair value of the option at grant date (in reais) | R$ / shares	R$ 4.90	[2]
Estimate volatility of share price	33.25%
Expected dividend yield	10.67%
Risk-free return rate	9.90%
Average remaining maturity | Year	4.0
Exercise Prices R$ 8.93 [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Date of the board meeting	Jul. 31, 2018
Total options granted	1,300,000
Number of options outstanding	975,000
Exercise price of the option (in reais) | R$ / shares	R$ 48.82
The fair value of the option at grant date (in reais) | R$ / shares	R$ 8.93	[3]
Estimate volatility of share price	41.28%
Expected dividend yield	9.90%
Risk-free return rate	6.39%
Average remaining maturity | Year	8.6

[1]	Average fair value in reais calculated for the 2013 stock option plan of R$4.84 and R$4.20 for the 2013 and 2014 vesting periods; and, R$3.73 for the 2015 and 2016 vesting periods.
[2]	Average fair value in reais calculated for the 2014 stock option plan of R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the 2014, 2015, 2016, 2017 and 2018 vesting periods.
[3]	Average fair value in reais calculated for the 2018 stock option plan of R$8.17, R$8.63, R$9.14, and R$9.77 for the 2019, 2020, 2021 and 2022 vesting periods.